Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 13: -	RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company are also principal shareholders of affiliates known as the RAD-BYNET Group.

1.	The Company is a party to a reseller agreement with Allot Communications Inc, (“Allot”), a company to which the Company’s controlling shareholder is an interested party, giving Allot the right to distribute the Company’s products.

Revenues related to this reseller agreement are included in Note 13g below as “Revenues”. For the years ended December 31, 2018, 2017 and 2016, revenues aggregated to amounts of $73, $31 and $139, respectively.

Subsequent to the balance sheet date, effective January 2019, Allot is no longer considered a related party.

2.	Certain premises occupied by the Company and its U.S. subsidiary are rented from related parties (see also Note 9b). The U.S. subsidiary sub-leased certain premises to a related party until April 30, 2017. The aggregate net amounts of lease and maintenance expenses were $967, $843 and $624 in 2018, 2017 and 2016, respectively. The amount in 2018 includes $40 reimbursement of expenses in connection with the renovation of the U.S. subsidiary office. Such amounts expensed by the Company are disclosed in Note 13g below as part of “Expenses” and “Capital expenses”.

3.	Certain entities within the RAD-BYNET Group provide the Company and its U.S. subsidiary with administrative and IT services. The aggregate amounts of administrative and IT services provided were $32, $39 and $35 in 2018, 2017 and 2016, respectively. Such amounts expensed by the Company are disclosed in Note 13g below as part of “Expenses” and “Capital expenses”.

4.	The Company purchases certain products and services from members of the RAD-BYNET Group. The aggregate amounts of such purchases were approximately $2, $15 and $1 in 2018, 2017 and 2016 respectively. Such amounts expensed by the Company are disclosed in Note 13g below as part of “Expenses”.

b.	The executive chairman of the Board (the “Executive Chairman”) since September 10, 2015 is, among other things, also the life partner of the Company’s former chairman of the Board, a currently serving director and a controlling shareholder of the Company. The Executive Chairman is entitled to a fixed monthly salary. During the years ended December 2018, 2017 and 2016 the Company recorded salary expenses with respect to the Executive Chairman in the amount of $108, $183 and $180, respectively. Such amounts expensed by the Company are disclosed in Note 13g below as part of “Expenses”.

c.	Since 2015, the Company entered several agreements with Amdocs to sell its solution, pursuant to which the Company recorded revenues in the amount of $16,296, $24,528 and $18,310 related to the AT&T Engagement during the years ended December 31, 2018, 2017 and 2016, respectively (See also Note 1b). Revenues related to this engagement are included in Note 13g below as “Revenues”. The Company’s controlling shareholder and director served as a director in Amdocs until January 31, 2019.

d.	The Company’s Chief Financial Officer from October 2018 is a member of the board and Chairman of the Audit Committee of Matrix IT Ltd., (“Matrix”). The Company has entered into certain limited term engagements with Matrix or its affiliated companies in connection with specific development projects and/or use of software platform. The aggregate amount of the engagements entered with Matrix or its affiliates as a related party, aggregated to $4 in 2018. Such amount expensed by the Company is disclosed in Note 13g below as part of “Expenses”.

e.	As described in Note 11b1, on May 25, 2016, the Company closed its follow-on public offering at a price of $11.00 per share, pursuant to which an aggregate net amount of $21,279 was raised. The Company’s controlling shareholder and director invested $2,200 for the purchase of 200,000 Ordinary Shares in such public offering.

f.	Balances with related parties:

	December 31,
	2018	2017
Assets:

Trade receivables, net	$13,596	$14,329
Other accounts receivable and prepaid expenses	$-	$2

Liabilities:

Trade payables	$81	$63
Other accounts payables and accrued expenses	$12	$140

g.	Transactions with related parties:

	Year ended December 31,
	2018	2017	2016

Revenues	$16,369	$24,559	$18,461

Expenses:

Cost of revenues	$163	$201	$210

Operating expenses:

Research and development, net	$507	$371	$224
Sales and marketing, net	$212	$217	$142
General and administrative	$191	$293	$250

Capital expenses	$40	$9	$21